Interest and other expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025
Interest And Other Expenses
Accretion of provision for reclamation (Note 24)	$ 34	$ 35	$ 105	$ 106
Accretion of lease liabilities (Notes 10 and 24)	83	98	265	256
Accretion of deferred revenue (Notes 9 and 24)	4	58	91	256
Interest on borrowings	48		110
Financing costs expensed	37		113	113
Share issuance costs expensed				711
VAT written-off			2	20
Other	357	99	416	469
Total interest and other expenses	$ 563	$ 290	$ 1,102	$ 1,931